Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Banchile Administradora General de Fondos S.A
Significant investments in subsidiaries
Percentage of interest owned by parent	99.98%	99.98%
Percentage of interest owned by subsidiaries in group	0.02%	0.02%
Consolidated controlling interest in subsidiaries	100.00%	100.00%
Banchile Asesoria Financiera S.A
Significant investments in subsidiaries
Percentage of interest owned by parent	99.96%	99.96%
Consolidated controlling interest in subsidiaries	99.96%	99.96%
Banchile Corredores de Seguros Ltda.
Significant investments in subsidiaries
Percentage of interest owned by parent	99.83%	99.83%
Percentage of interest owned by subsidiaries in group	0.17%	0.17%
Consolidated controlling interest in subsidiaries	100.00%	100.00%
Banchile Corredores de Bolsa S.A
Significant investments in subsidiaries
Percentage of interest owned by parent	99.70%	99.70%
Percentage of interest owned by subsidiaries in group	0.30%	0.30%
Consolidated controlling interest in subsidiaries	100.00%	100.00%
Banchile Securitizadora S.A.
Significant investments in subsidiaries
Percentage of interest owned by parent	99.01%	99.01%
Percentage of interest owned by subsidiaries in group	0.99%	0.99%
Consolidated controlling interest in subsidiaries	100.00%	100.00%
Socofin S.A
Significant investments in subsidiaries
Percentage of interest owned by parent	99.00%	99.00%
Percentage of interest owned by subsidiaries in group	1.00%	1.00%
Consolidated controlling interest in subsidiaries	100.00%	100.00%